CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Operating revenues
Time charter revenues	$ 602,187	$ 619,384	$ 544,434
Voyage charter and pool revenues	14,753	18,909	33,648
Drilling contract revenues	96,255	236,650	146,890
Interest income – sales-type and leaseback assets	951	2,439	6,192
Profit sharing revenues	5,604	16,679	13,162
Other operating income	13,291	10,343	7,960
Total operating revenues	733,041	904,404	752,286
(Loss)/Gain on sale of assets and settlement of charters, net	(7,172)	5,374	18,670
Operating expenses
Vessel and rig operating expenses	301,768	343,303	293,756
Depreciation	234,998	239,181	214,062
Vessel impairment charge	34,093	0	7,389
Administrative expenses	18,332	20,577	15,565
Total operating expenses	589,191	603,061	530,772
Net operating income	136,678	306,717	240,184
Non-operating income / (expense)
Interest income – long-term loans to associated companies	4,563	4,576	4,563
Interest income – other	10,218	9,189	9,073
Interest expense	(180,527)	(182,985)	(167,010)
Loss on investments in debt and equity securities	(39)	(854)	(1,912)
Other financial items, net	2,192	1,843	(486)
Equity in earnings of associated companies	2,366	2,798	2,848
(Loss)/Income before taxes	(24,549)	141,284	87,260
Tax expense	(1,882)	(10,631)	(3,323)
Net (loss)/income	$ (26,431)	$ 130,653	$ 83,937
Per share information:
Basic (loss)/earnings per share (in dollars per share)	$ (0.20)	$ 1.01	$ 0.67
Weighted average number of shares outstanding, basic (in shares)	133,064	129,391	126,249
Diluted (loss)/earnings per share (in dollars per share)	$ (0.20)	$ 1.01	$ 0.66
Weighted average number of shares outstanding, diluted (in shares)	133,064	130,000	126,584
Cash dividend per share declared and paid (in dollars per share)	$ 0.94	$ 1.07	$ 0.97